Fair Value Measurement - Schedule of Financial Assets and Liabilities in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at cost:
Cash and cash equivalents	$ 112,779	$ 105,943	$ 83,062	$ 88,090
Short-term bank deposits	51	751
Trade receivables, net	123,133	108,385
Marketable securities	1,757	2,316
Total financial assets at cost measured at cost:	237,720	217,395
Financial assets at fair value through profit or loss:
Assets in respect of business combinations	2,654	1,368
Total financial assets	240,374	218,763
Financial liabilities at fair value through equity:
Put options of non-controlling interests	20,066	18,872
Financial liabilities at fair value through profit or loss:
Liability in respect of business combinations	4,435	7,705
Financial liabilities measured at amortized cost:
Loans from bank and financial institutions (short-term and long-term debts	59,294	81,208
Lease liabilities	26,858	27,507
Total financial liabilities measured at amortized cost:	86,152	108,715
Total financial and lease liabilities	$ 110,653	$ 135,292